Pay vs Performance Disclosure $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (1,365)	$ (10,643)	$ (15,482)	$ (1,462)